SCHEDULE OF INFORMATION ABOUT LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
PayablesAndAccrualsLineItems [Line Items]
Total	$ 1,400,791	$ 1,344,631	$ 1,327,167
CarbonMeta Technologies Inc [Member]
PayablesAndAccrualsLineItems [Line Items]
Total	197,657	139,409
CoroWare Technologies, Inc. [Member]
PayablesAndAccrualsLineItems [Line Items]
Total	1,156,327	1,156,327
CoroWare Robotics Solutions, Inc. [Member]
PayablesAndAccrualsLineItems [Line Items]
Total	34,353	34,353
Carbon Source Inc [Member]
PayablesAndAccrualsLineItems [Line Items]
Total	3,197
ARiCON, LLC [Member]
PayablesAndAccrualsLineItems [Line Items]
Total	$ 9,257	9,257
CoroWare Treasury, Inc. [Member]
PayablesAndAccrualsLineItems [Line Items]
Total		$ 5,285